Government Grants (Details) TWD in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 TWD
Contract One [Member]
Government Grants [Line Items]
Government Grants	$ 770	TWD 23,220
Execution Period	June 2011 to February 2013	June 2011 to February 2013
Product Description	CMOS Development Program	CMOS Development Program
Contract Two [Member]
Government Grants [Line Items]
Government Grants	$ 2,416	TWD 72,000
Execution Period	January 2013 to June 2014	January 2013 to June 2014
Product Description	MEMS Development Program	MEMS Development Program
Contract Three [Member]
Government Grants [Line Items]
Government Grants	$ 923	TWD 27,500
Execution Period	April 2013 to December 2014	April 2013 to December 2014
Product Description	Wafer-Level Lens Development Program	Wafer-Level Lens Development Program
Contract Four [Member]
Government Grants [Line Items]
Government Grants	$ 4,265	TWD 135,000
Execution Period	August 2014 to July 2017	August 2014 to July 2017
Product Description	LCOS Display Module Development Program	LCOS Display Module Development Program